Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair value measurements
Schedule of fair value assets and liabilities measured on recurring and nonrecurring basis

	As at December 31, 2025		As at December 31, 2024		Fair
	Carrying		Carrying		Value
USD’000	amount	Fair value	amount	Fair value	level	Note ref.
Recurring fair value measurements
Available-for-sale debt securities, noncurrent	129	129	—	—	3	19
Investment, current	10,032	10,032	—	—	2	11
Crypto assets	121	121	96	96	1	16

Nonrecurring fair value measurements
Accounts receivable, net of allowance for credit losses	5,109	5,109	4,285	4,285	3	9
Equity securities, at cost	517	517	455	455	3	20
Accounts payable	19,207	19,207	13,496	13,496	3	23
Notes payable	748	748	5,900	5,900	3	25
Indebtedness to related parties, current	84	84	78	78	3	25
Convertible note payable, current	10	10	9	9	3	25
Bonds, mortgages and other long-term debt	1,047	1,047	102	102	3	25
Indebtedness to related parties, noncurrent	1,324	1,324	1,387	1,387	3	25